Contingencies (Narrative) (Details) (Losses Related To Contributed Assets Subject to a Deductible before Eligibility For Indemnification Under the Omnibus Agreement[Member], USD $)
In Millions, unless otherwise specified
Jul. 24, 2013
Indemnification
Amount of aggregate deductible before indemification by Phillips 66 for failure to obtain certain consents, licenses and permits	$ 0.2
Litigation Matters [Member]
Indemnification
Aggregate deductible before indemification by Phillips 66	0.2
Environmental Liabilities [Member]
Indemnification
Aggregate deductible before indemification by Phillips 66	$ 0.1